Severance Indemnities and Pension Plans (Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	¥ 17,841
Prior service cost	(6,389)
Total	11,452
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	10,018
Prior service cost	(2,292)
Total	7,726
Foreign Offices and Subsidiaries, Other Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	1,512
Prior service cost	(918)
Total	¥ 594